Condensed Statement of Operations (USD $)	3 Months Ended	7 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Revenue
Net revenue	$ 0	$ 439
Expenses
General and administrative	322,441	53,565
Sales and marketing	(297,928)	1,006,102
Officer and director compensation	65,675,677	23,295,167
Professional fees	819,599	729,411
Total operating expenses	66,519,789	25,084,245
Loss from operations	(66,519,789)	(25,083,806)
Other income (expense)
Interest expense		(13,462)
Total other expenses		(13,462)
Net loss per share - basic and diluted	$ (0.20)	$ (0.14)
Net loss	$ (66,519,789)	$ (25,097,268)
Weighted average shares outstanding	326,733,511	185,663,218